Inventories (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 320,770,000	$ 467,795,000
Cost of sales	1,398,000,000	1,501,000,000
Net write-down	0	29,296,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate	204,123,000	335,276,000
Broken ore	51,094,000	51,545,000
Total inventory	255,217,000	386,821,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	62,701,000	75,541,000
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 2,852,000	$ 5,433,000